Discontinued Operations	6 Months Ended
Mar. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

Note 4 — DISCONTINUED OPERATIONS

On July 6, 2025, the Company’s PRC subsidiary, Golden Sun Wenzhou, signed an agreement with a third party to sell 100% equity interests of its wholly-owned subsidiary, Gongyu Education, and its subsidiaries (together the “Target companies”), comprised of (i) Xianjin Technology, a 85% subsidiary of Gongyu Education; (ii) Zhouzhi Culture, a 100% subsidiary of Gongyu Education; (iii) Shanghai Jinheyu, a 51% subsidiary of Gongyu Education, (iv) Hangzhou Jicai, a 100% subsidiary of Zhouzhi Culture; (v) Qinshang Education, a 100% subsidiary of Zhouzhi Culture; and (vi) Hongkou Tutorial, a 90% subsidiary of Xianjin Technology, for a consideration of approximately $689,018 (RMB5,000,000). The transaction was closed on July 21, 2025.

The Company determined that the disposal met the criteria to be classified as a discontinued operation and, as a result, the historical financial results are reflected in the Company’s unaudited condensed consolidated financial statements as a discontinued operation. The disposal represents a strategic shift that has a significant effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The assets and liabilities related to the discontinued operations were retroactively classified as assets/liabilities of discontinued operations, while results of operations related to the discontinued operations, including comparatives, were retroactively reported as loss from discontinued operations for six months ended March 31, 2025 and 2024, respectively.

The aggregated financial results of the discontinued business are set forth below:

	For the six months ended March 31,
	2025	2024
Revenues	$1,040,213	$2,297,121
Cost of revenues	785,968	1,419,573
Gross income	254,245	877,548
Operating expenses	630,635	1,350,432
Income (loss) from operations	(376,390)	(472,884)
Other expenses (income), net	1,411,745	(189,621)
Income (loss) before income taxes	1,035,355	(662,505)
Income taxes provision	-	32,542
Income (loss) from discontinued operations, net of tax	$1,035,355	$(695,047)

Assets and liabilities of the discontinued operations:

	March 31, 2025	September 30, 2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$156,302	$102,602
Accounts receivable - related parties	1,451	-
Contract assets	536,209	563,583
Inventories	254,278	297,346
Prepayments and other current assets	1,288,554	629,424
TOTAL CURRENT ASSETS	2,236,794	1,592,955
NON-CURRENT ASSETS:
Property, equipment and intangible assets, net	59,455	82,276
Operating lease right-of-use assets, net	136,309	287,788
Prepayments and other non-current assets	1,022,004	1,133,955
TOTAL NON-CURRENT ASSETS	1,217,768	1,504,019
TOTAL ASSETS	$3,454,562	$3,096,974
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Short-term bank loans	$916,808	$-
Accounts payable	1,076,490	1,124,362
Deferred revenue	1,312,094	1,416,780
Accrued expenses and other liabilities	602,365	581,361
Refund liabilities	278,004	235,169
Loan from third parties	428,066	447,914
Operating lease liabilities-current	64,068	132,592
Taxes payable	1,292,493	2,799,614
TOTAL CURRENT LIABILITIES	5,970,388	6,737,792

NON-CURRENT LIABILITIES:
Operating lease liabilities-non-current	61,887	148,191
Due to a related party	1,349,793	491,721
Long-term loan from third party	149,625	68,275
TOTAL NON-CURRENT LIABILITIES	1,561,305	708,187
TOTAL LIABILITIES	$7,531,693	$7,445,979